Form N-1A Cover	Sep. 02, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MoA FUNDS CORPORATION
Entity Central Index Key	0000795259
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 02, 2025
Prospectus Date	Sep. 02, 2025